TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Donation	¥ 680	$ 96	¥ 1,264
Accrued expenses	31,368	4,418	29,867
Accrued welfare	55,920	7,876	29,662
Impairment loss of long-lived assets and investments	4,568	643	327,764
Allowance for doubtful accounts	5,756	811	5,398
Tax losses	694,459	97,813	1,149,639
Valuation allowance	(442,700)	(62,349)	(1,335,125)
Total deferred tax assets, net	350,082	49,308	208,469
Accumulated tax losses	2,729,500	384,400
Valuation allowance	442,700	$ 62,349	¥ 1,335,125
Change in valuation allowance	¥ 282,600